Revenue and Cost of Revenue - Schedule of Revenue by Geographic Area (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Schedule of Revenue by Geographic Area [Line Items]
Revenue by Geographic Area	$ 31,824	$ 26,521	$ 18,550
China [Member]
Schedule of Revenue by Geographic Area [Line Items]
Revenue by Geographic Area	5,269	1,730	425
U.S. [Member]
Schedule of Revenue by Geographic Area [Line Items]
Revenue by Geographic Area	4,403	5,534	4,110
United Arab Emirates [Member]
Schedule of Revenue by Geographic Area [Line Items]
Revenue by Geographic Area	6,460	3,155	417
Europe [Member]
Schedule of Revenue by Geographic Area [Line Items]
Revenue by Geographic Area	4,313	5,210	2,599
Asia Pacific [Member]
Schedule of Revenue by Geographic Area [Line Items]
Revenue by Geographic Area	3,443	2,296	411
U.K. Virgin Islands [Member]
Schedule of Revenue by Geographic Area [Line Items]
Revenue by Geographic Area	32	3,109	7,009
Hong Kong [Member]
Schedule of Revenue by Geographic Area [Line Items]
Revenue by Geographic Area	4,381	339	118
Middle East & Africa [Member]
Schedule of Revenue by Geographic Area [Line Items]
Revenue by Geographic Area	2,083	2,166	471
Israel [Member]
Schedule of Revenue by Geographic Area [Line Items]
Revenue by Geographic Area	788	2,149	177
Other [Member]
Schedule of Revenue by Geographic Area [Line Items]
Revenue by Geographic Area	$ 652	$ 833	$ 2,813